Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Prepaid expenses and other	$ 36,775	$ 81,223
Due from Sponsor	25,034
Total Current Assets	61,809	81,223	$ 1,097,752
Investments held in Trust Account	6,601,357	19,901,169	299,004,083
Total Assets	6,663,166	19,982,392	300,182,005
Current Liabilities:
Accounts Payable	903,687	152,005	180,634
Loan and Transfer note - payable	436,284	12,384
Subscription Agreement loan	4,903,971
Other Current Liabilities	328,939	238,939	122,689
Total Current Liabilities	6,572,881	403,328	303,323
Total Liabilities	6,572,881	403,328	11,115,823
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Class A ordinary shares subject to possible redemption at redemption value, $0.0001 par value, 1,803,729 and 28,750,000 shares as of December 31, 2023 and 2022, respectively	6,601,357	19,901,169	299,004,083
Stockholders Equity:
Preference shares; $0.0001 par value, 5,000,000 shares authorized, none issued or outstanding
Additional paid-in-capital	8,863,852	10,964,930
Accumulated Deficit	(15,375,643)	(11,287,754)	(9,938,620)
Total Equity	(6,511,072)	(322,105)	(9,937,901)
TOTAL LIABILITIES AND EQUITY	6,663,166	19,982,392	300,182,005
Cash			497,259
Prepaid Expenses		81,223	600,493
Prepaid expenses - noncurrent			80,170
Deferred Underwriting fee payable			10,812,500
Aspire Biopharma Inc [Member]
Current Assets:
Total Current Assets	184,041	46,174	22,538
Total Assets	5,212,128	5,017,181	4,917,644
Current Liabilities:
Accounts Payable	129,390	172,773	122,734
Other Current Liabilities	178,661	119,081	43,180
Total Current Liabilities	1,161,163	652,490	193,881
Total Liabilities	5,013,716	4,505,042	4,046,433
Stockholders Equity:
Common stock	221,661	221,500	221,500
Additional paid-in-capital	2,015,484	1,758,000	1,758,000
Accumulated Deficit	(2,038,733)	(1,467,361)	(1,108,290)
Total Equity	198,412	512,139	871,210
TOTAL LIABILITIES AND EQUITY	5,212,128	5,017,181	4,917,644
Cash	16,541	11,174	38
Prepaid Expenses	167,500	35,000	22,500
Subscriptions Receivable
Intangible Assets, net	5,028,087	4,971,007	4,895,106
Short-term loans from shareholders	853,113	360,636	27,967
Long-Term Liabilities:
Contingent Liability (SEC)	3,852,552	3,852,552	3,852,552
Total Long-Term Liabilities	3,852,552	3,852,552	3,852,552
Common Class A [Member]
Stockholders Equity:
Common stock	719	719
Common Class B [Member]
Stockholders Equity:
Common stock			$ 719